Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
“Expected” tax expense (benefit)	$ (610,332)	$ (957,121)	$ 302,797
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction			(61,024)
State income taxes, net of federal benefit	(79,386)	(78,880)	(23,031)
Loss of permanent deductions due to NOL carryback		35,636
Other differences, net	50,627	67,491	48,931
Change in valulation allowance	644,990	2,415,256
Reported income tax expense	$ 5,899	$ 1,482,382	$ 267,673